Stockholders' Equity - Financial Liabilities Subject to Fair Value Measurements (Detail) - Warrants - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				$ 1,864
Basis of Fair Value Measurements, Level 1
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				0
Basis of Fair Value Measurements, Level 2
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				0
Basis of Fair Value Measurements, Level 3
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				1,864
February 2015 Warrants
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements	$ 2,407	$ 1,743	$ 1,743	1,826
February 2015 Warrants | Basis of Fair Value Measurements, Level 1
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements	0	0	0	0
February 2015 Warrants | Basis of Fair Value Measurements, Level 2
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements	0	0	0	0
February 2015 Warrants | Basis of Fair Value Measurements, Level 3
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements	$ 2,407	$ 1,743	$ 1,743	1,826
March 2011 Warrants
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				38
March 2011 Warrants | Basis of Fair Value Measurements, Level 1
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				0
March 2011 Warrants | Basis of Fair Value Measurements, Level 2
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				0
March 2011 Warrants | Basis of Fair Value Measurements, Level 3
Fair Value Inputs Liabilities Quantitative Information [Line Items]
Financial liabilities subject to fair value measurements				$ 38